SUBSEQUENT EVENTS (Details Narrative)			1 Months Ended					3 Months Ended		12 Months Ended
	Apr. 03, 2024 USD ($)	Nov. 08, 2023 USD ($) $ / shares	May 31, 2024 USD ($) $ / shares	May 01, 2024 USD ($)	Apr. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)
Subsequent Event [Line Items]
Inventory write down								$ 0	$ 0		$ 248,073
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from advances from investors						$ 450,000	$ 450,000
Proceeds from issuance or sale of equity		$ 7,100,000
Threshold of public offering price per share to trigger issuance of additional securities | $ / shares		$ 4.00
Uplist transaction, purchase price rate over price paid by investor		6.3812
Interest rate percentage			10.00%
Convertible notes payable totaling			$ 2,220,000
Exchange for cash			1,850,000
Convertible notes payable original issue discount			$ 370,000
Conversion price | $ / shares			$ 0.50
Maturity date			Jun. 30, 2024
Common stock to a national exchange percentage			100.00%
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion price | $ / shares			$ 0.515625
Subsequent Event [Member] | Three Investors [Member]
Subsequent Event [Line Items]
Proceeds from advances from investors					$ 125,000
Prepayments of investors	$ 125,000
Subsequent Event [Member] | Four Investors [Member]
Subsequent Event [Line Items]
Proceeds from advances from investors				$ 600,000
Subsequent Event [Member] | Four Investors [Member] | Senior Secured Note [Member]
Subsequent Event [Line Items]
Interest rate percentage				20.00%
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Threshold of public offering price per share to trigger issuance of additional securities | $ / shares		$ 4.00